Long term debt (Details Textual) - USD ($)			1 Months Ended	12 Months Ended
	Aug. 08, 2017	May 11, 2017	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 27, 2018	Jun. 13, 2016	Jul. 18, 2014
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt Instrument, Payment Terms		Interest is payable on a quarterly basis through the full term of the loan. Interest payments may be split, at the Company’s option, between 9% per annum cash interest and 4% per annum paid in-kind interest in the form of additional term loans until March 31, 2020. Subsequent to March 31, 2020, interest shall be payable entirely in cash. If certain revenue milestones are met by the Company, the period in which the Company, at its option, may split its interest payments between 9% per annum cash interest and 4% per annum paid in-kind interest in the form of additional term loans may be extended to March 31, 2022.
Paid-in-Kind Interest				$ 1,679,000	$ 778,000
Long-term Debt				45,854,000
Number of Warrants Issued		700,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 4.00
Warrants Not Settleable in Cash, Fair Value Disclosure		$ 1,200,000
Other Expense On Modification Of Long Term Debt				0	1,451,000	$ 0	$ 0
Debt Instrument, Face Amount				$ 42,457	$ 40,778
Debt Instrument, Interest Rate, Effective Percentage				17.00%
Crg [Member]
Debt Instrument [Line Items]
Warrants Exercise Term			5 years
CRG- managed Funds [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 30,000,000
Long-term debt		$ 20,000,000
Debt Instrument, Interest Rate, Stated Percentage		13.00%							14.00%
Warrant Term		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2,500
Warrants Not Settleable in Cash, Fair Value Disclosure								$ 936,000
Class Of Warrants Issued			800,000,000
CRG- managed Funds [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Long-term debt									$ 20,000,000
CRG- managed Funds [Member] | Second and Third Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount									$ 5,000,000
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 50,000,000
Proceeds from Lines of Credit	$ 10,000,000	$ 10,000,000
Debt Instrument, Maturity Date		Mar. 31, 2022
Senior Secured Term Loan Facility [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 10,000,000